Note 3 -Transactions with Related Parties (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Management Fee Per Day Per Vessel	$ 440
Management Fee Per Day Per Vessel Under Bareboat Charter	125
Vessel Brokerage Commission Pecentage	1.25%
Vessel Brokerage Commission	1,094,730	1,116,620
Professional and Contract Services Expense	3,207,885	3,673,865
Sales and Purchase Broker Commission Fee Percentage	1.00%
Salesand Purchase Broker Commission Fee	634,479	621,745
General and Administrative Expense	2,151,866	1,973,265
Due to Related Parties, Current	7,982,622		7,874,990
Reimbursed Compensation Manager [Member]
General and Administrative Expense	1,220,548	869,086
Office Space Rent [Member]
Related Party Transaction, Amounts of Transaction	56,994	44,253
Emihar Petroleum Inc [Member]
Revenue from Related Parties	1,891,884
Affiliated Company [Member]
Vessel Purchase Price	96,000,000
Advances Percentage For Vessels Under Construction Acquisitions	20.00%
Commission Expenses [Member]
Net (gain) loss on sale of vessels	$ 192,000	$ 258,500